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Amplify Cash Flow High Income ETF
AMPLIFY CASH FLOW HIGH INCOME ETF
INVESTMENT OBJECTIVE
The Amplify Cash Flow High Income ETF seeks to provide investors with current income.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Cash Flow High Income ETF Amplify Cash Flow High Income ETF
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	none	[1]
Total Annual Fund Operating Expenses	0.65%
[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS
Amplify Cash Flow High Income ETF | Amplify Cash Flow High Income ETF | USD ($)	66	208

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF that seeks to achieve its investment objective by investing in shares of the Amplify Cash Flow Dividend Leaders ETF (the “COWS ETF”) and in a portfolio that seeks targeted rates of additional income pursuant to a “Call Income Strategy.” As further described below, the Call Income Strategy provides investment exposure to daily sold call option contracts at strike prices above the then-current value of the S&P 500 Index and is designed to supplement the Fund’s investment in the COWS ETF, an exchange-traded fund investing in companies with high cash flows. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Kelly Strategic Management, LLC (doing business as Kelly Intelligence) (“Kelly Intelligence”) and Penserra Capital Management LLC (“Penserra,” together with Kelly Intelligence, the “Sub-Advisers”) serve as investment sub-advisers to the Fund.

The Fund’s investment in the COWS ETF

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in shares of the COWS ETF, a series of the Amplify ETF Trust advised by Amplify Investments, LLC, the investment advisor to the Fund. See below for a summary of the COWS ETF’s principal investment strategies.

The COWS ETF invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities that comprise the Kelly US Cash Flow Dividend Leaders Index (the “COWS Index”), which will primarily include common stocks. The Index is based on a proprietary methodology developed and maintained by Kelly Indexes, LLC (the “Index Provider”), an affiliate of Kelly Strategic Management, LLC (doing business as Kelly Intelligence), an investment sub-adviser to the COWS ETF.

COWS Index Methodology. The COWS Index uses an objective, rules-based methodology that is comprised of at least 40 and up to 100 mid- to large-capitalization publicly traded equity securities of US companies exhibiting characteristics of high free cash flow and consistent dividend growth. A company’s “free cash flow” or “FCF” measures its cash flow from operations minus capital expenditures.

The initial index universe is comprised of companies included in the Syntax US 1000 Index. The Syntax US 1000 Index is a broad-based US equity index that tracks the top 1000 companies within the Syntax US 3000 Index, excluding companies in the financials sector. The Syntax US 3000 Index is an index of the 3000 largest and most liquid mid-capitalization (generally defined as a company with a market value between $2 billion and $10 billion) and large-capitalization (generally defined as a company with a market value of over $10 billion) US listed publicly traded companies, as ranked by the total market value of each company’s shares that are available for public trading (i.e. its free float-adjusted market capitalization).

To be considered a candidate from the initial universe that is eligible for the Index ranking process, companies must have at least a three-month $3 million average daily trading value (ADTV) based on at least one month of trading history and a positive “Consensus Estimate” (defined as the average consensus forward year FCFs and earnings estimates for such candidate, as determined by an average of publicly available forecasts made by industry analysts). Companies with no forward year estimates available for FCFs or earnings or negative average projected FCFs or earnings are removed from the Index. The remaining securities are ranked in descending order separately by Trailing FCF Yield (defined as trailing 12-month free cash flow divided by enterprise value) and Forward FCF Yield (defined as estimated forward-year free cash flow per share divided by share price).

For each candidate, an “FCF Yield Rank” is created by averaging a candidate’s Trailing FCF Yield rank and Forward FCF Yield rank. From the eligible candidates, the 100 securities with the highest FCF Yield Rank will be selected. A candidate’s Consensus Estimate will be used as a ranking tiebreaker, if necessary. Once selected the securities are then screened for additional cash flow criteria, including screens relating to certain dividend and earnings characteristics.

The minimum amount of constituents is 40. The eligible securities that meet the above criteria are selected in order of their FCF Yield Rank until either 40 securities are selected, or all of the eligible securities are selected. Each security selected pursuant to the previous sentence is initially given a 2.5% position weighting in the Index. If fewer than 40 securities are selected, then the eligible securities within the top 100 by FCF Yield Rank that have grown one or both of their trailing 12-month dividends and indicated dividend yield compared to the previous quarter are selected. If fewer than 50 securities are selected after completing the foregoing, then securities are selected from the remaining eligible securities in order of their FCF Yield Rank until 50 securities are selected. Each security selected pursuant to the previous two sentences is initially weighted relative to one another by “Composite FCF Yield” (defined as the average of Trailing FCF Yield and Forward FCF Yield), subject to an initial maximum Index weight of 2%. The final Index weight of each industry represented in the Index is capped at 24%, which may modify the final Index weights of the individual constituents. See “Additional Information About the Fund’s Strategies – COWS Index Methodology” below. In addition to its investment in the COWS ETF, the Fund may from time to time invest directly in the individual equity securities that comprise the COWS ETF.

Additional information regarding the COWS ETF, including its prospectus and most recent annual report, is available without charge by visiting https://amplifyetfs.com/cows/.

The Call Income Strategy

Pursuant to its investment objective, the Fund will additionally seek to implement the Call Income Strategy for the purposes of providing income to the Fund that supplements the cash flows received through the Fund’s investment in the COWS ETF. The Call Income Strategy is a rules-based strategy that seeks to provide systematic and non-discretionary income by selling, each day, two call option contracts on the S&P 500 Index with targeted expiration dates of approximately two weeks into the future (the “Call Period”). In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”), or for cash settled options, deliver cash equal to the difference in value of an underlying asset and the strike price. In exchange for selling the right to buy or sell the particular reference asset, the seller of an option contract receives income from the purchaser (i.e., a “premium”). The Call Income Strategy targets strike prices that produce a 10% annualized gross income from option contract premiums (the “Target Call Income”); however, the amount of income generated by the Call Income Strategy’s sale of the call option contracts will be dependent on market prices and the volatility of S&P 500 Index at the time of each sale. As further described below, the Fund will hold certain assets that serve as collateral allocated to the Call Income Strategy, which will decrease the Fund’s investment exposure to the COWS ETF. The Fund’s allocation to the Call Income Strategy is expected to have the following return profile:

-	In the event the S&P 500 Index declines in value, the call option may end up worthless and the Fund as the writer (seller) of the call option retains the premium.

-	In the event the S&P 500 Index appreciates above the strike price as of the expiration date of the written option, the Fund as the writer (seller) of the call option will have to pay the difference between the value of the S&P 500 Index and the strike price through a reduction in the Fund’s investment in the COWS ETF (with the amount of premium initially received offsetting all or a portion of such loss.)

The Fund intends to implement the Call Income Strategy by entering into one or more swap agreements with financial institutions for a specified period, which is expected to be at least thirteen months. The swap agreements will seek to exchange the Target Call Income (the rate of which is expected to fluctuate) provided by the Call Income Strategy’s daily sold call options for a set percent of call premium over each Call Period. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the sold call options. The amount to be exchanged or “swapped” between the parties is calculated based on a “notional amount,” which is the return on or change in value of a particular dollar amount representing the sold call options. In addition to the swap agreements, the Fund may also directly sell call options to execute the Call Income Strategy.

The Fund will hold assets to serve as collateral for its usage of swap agreements. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond exchange traded funds (ETFs); and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.amplifyetfs. com and will provide some indication of the risks of investing in the Fund.